Fair Value [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis [Table Text Block]

	March 31, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥15,613,802	¥9,935,591	¥631,113	¥26,180,506
Debt securities
Japanese national government and Japanese government agency bonds	4,420,457	182,098	—	4,602,555
Japanese prefectural and municipal bonds	—	129,974	—	129,974
Foreign governments and official institutions bonds	9,983,023	2,144,396	96,255	12,223,674
Corporate bonds	—	2,729,892	77,089	2,806,981
Residential mortgage-backed securities	—	3,220,036	9,881	3,229,917
Asset-backed securities	—	80,447	396,071	476,518
Other debt securities	—	11,597	29,526	41,123
Commercial paper	—	1,129,508	—	1,129,508
Equity securities(2)	1,210,322	307,643	22,291	1,540,256
Trading derivative assets	52,242	14,520,461	73,175	14,645,878
Interest rate contracts	6,770	11,175,763	31,794	11,214,327
Foreign exchange contracts	511	3,171,002	21,131	3,192,644
Equity contracts	34,062	53,874	15,735	103,671
Commodity contracts	10,899	59,075	3,628	73,602
Credit derivatives	—	60,747	887	61,634
Investment securities:
Securities available-for-sale	52,347,228	6,024,714	472,127	58,844,069
Debt securities
Japanese national government and Japanese government agency bonds	48,069,738	1,410,216	—	49,479,954
Japanese prefectural and municipal bonds	—	217,075	—	217,075
Foreign governments and official institutions bonds	319,176	248,398	148,722	716,296
Corporate bonds	—	1,830,100	92,846	1,922,946
Residential mortgage-backed securities	—	1,202,128	21,492	1,223,620
Commercial mortgage-backed securities	—	269,343	39	269,382
Asset-backed securities	—	708,428	102,250	810,678
Other debt securities	—	—	106,714	106,714
Marketable equity securities	3,958,314	139,026	64	4,097,404
Other investment securities	—	1,105	24,795	25,900
Others(3)(4)	455,012	134,569	8,418	597,999

Total	¥68,468,284	¥30,616,440	¥1,209,628	¥100,294,352

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥72,756	¥6,057	¥—	¥78,813
Trading derivative liabilities	124,431	14,672,597	93,641	14,890,669
Interest rate contracts	43,946	11,126,837	34,044	11,204,827
Foreign exchange contracts	274	3,390,222	37,937	3,428,433
Equity contracts	67,551	49,312	14,354	131,217
Commodity contracts	12,660	46,753	4,432	63,845
Credit derivatives	—	59,473	2,874	62,347
Obligation to return securities received as collateral	2,887,425	147,122	—	3,034,547
Others(5)	—	431,773	121,932	553,705

Total	¥3,084,612	¥15,257,549	¥215,573	¥18,557,734

	September 30, 2013
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,215,041	¥8,649,007	¥565,863	¥28,429,911
Debt securities
Japanese national government and Japanese government agency bonds	2,741,702	233,065	—	2,974,767
Japanese prefectural and municipal bonds	—	98,390	—	98,390
Foreign governments and official institutions bonds	15,302,377	1,858,713	35,217	17,196,307
Corporate bonds	75	2,949,020	71,653	3,020,748
Residential mortgage-backed securities	—	1,916,443	6,997	1,923,440
Asset-backed securities	—	229,310	396,167	625,477
Other debt securities	—	5,238	30,863	36,101
Commercial paper	—	1,081,742	—	1,081,742
Equity securities(2)	1,170,887	277,086	24,966	1,472,939
Trading derivative assets	149,846	11,787,780	91,319	12,028,945
Interest rate contracts	63,957	8,786,073	44,129	8,894,159
Foreign exchange contracts	2,464	2,813,135	20,042	2,835,641
Equity contracts	59,285	72,722	24,039	156,046
Commodity contracts	24,140	58,559	2,744	85,443
Credit derivatives	—	57,291	365	57,656
Investment securities:
Securities available-for-sale	45,182,974	6,953,986	494,832	52,631,792
Debt securities
Japanese national government and Japanese government agency bonds	39,991,045	2,125,913	—	42,116,958
Japanese prefectural and municipal bonds	—	208,209	—	208,209
Foreign governments and official institutions bonds	615,687	260,397	148,843	1,024,927
Corporate bonds	—	1,607,731	80,911	1,688,642
Residential mortgage-backed securities	—	1,487,800	22,190	1,509,990
Commercial mortgage-backed securities	—	369,701	—	369,701
Asset-backed securities	—	748,921	94,276	843,197
Other debt securities	—	—	148,611	148,611
Marketable equity securities	4,576,242	145,314	1	4,721,557
Other investment securities	—	1,102	25,363	26,465
Others(3)(4)	547,875	106,768	8,676	663,319

Total	¥65,095,736	¥27,498,643	¥1,186,053	¥93,780,432

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥259,728	¥10,808	¥—	¥270,536
Trading derivative liabilities	187,653	11,576,176	104,786	11,868,615
Interest rate contracts	67,399	8,752,734	46,185	8,866,318
Foreign exchange contracts	1,081	2,668,185	32,996	2,702,262
Equity contracts	77,357	65,686	18,091	161,134
Commodity contracts	41,816	33,576	3,719	79,111
Credit derivatives	—	55,995	3,795	59,790
Obligation to return securities received as collateral	2,558,456	123,912	—	2,682,368
Others(5)	—	486,121	128,582	614,703

Total	¥3,005,837	¥12,197,017	¥233,368	¥15,436,222

Notes:	(1)	Includes securities under fair value option.
	(2)	Includes investments valued at net asset value of ¥38,959 million and ¥41,449 million at March 31, 2013 and September 30, 2013, respectively. The unfunded commitments related to these investments at March 31, 2013 and September 30, 2013 were ¥8,644 million and ¥9,786 million, respectively. These investments were mainly hedge funds.
	(3)	Mainly comprised of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2013 were ¥4,276 million, ¥3,189 million and ¥2,943 million, respectively, and those at September 30, 2013 were ¥4,533 million, ¥2,033 million and ¥2,613 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2013 were nil, ¥1,221 million and ¥2,028 million, respectively, and those at September 30, 2013 were nil, ¥1,214 million and ¥1,919 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2 [Table Text Block]

	Six months ended September 30,
	2012		2013
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥4,579	¥7,420	¥—
Residential mortgage-backed securities	3,247,522	—	—	—
Equity securities	4,088	—	3,784	—
Investment securities:
Securities available-for-sale
Debt securities
Foreign governments and official institutions bonds	413,515	—	—	—
Marketable equity securities	12,187	6,508	13,468	10,376

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥(12,852	)(2)	¥—	¥293,954	¥—	¥(192,767)	¥(202,467)	¥31,937		¥(350,391)		¥644,071	¥(15,406	)(2)
Debt securities
Foreign governments and official institutions bonds	149,731	(403)		—	111,905	—	(121,520)	(18,759)	12,149		(46,103)		87,000	(2,160)
Corporate bonds	501,895	(2,103)		—	39,141	—	(1,739)	(125,625)	19,787	(6)	(283,181	)(6)(7)	148,175	(1,245)
Residential mortgage-backed securities	10,124	108		—	—	—	—	(1,124)	—		—		9,108	84
Commercial mortgage-backed securities	395,198	(12,114)		—	119,110	—	(62,576)	(56,959)	—		(21,107)		361,552	(12,337)
Asset-backed securities	—	(397)		—	19,974	—	—	—	—		—		19,577	(397)
Equity securities	19,709	2,057		—	3,824	—	(6,932)	—	1		—		18,659	649
Trading derivatives—net	(27,458)	14,152	(2)	(1,323)	503	(1,403)	—	(16,250)	15,911		(6,740)		(22,608)	22,298	(2)
Interest rate contracts—net	(44,904)	13,434		31	11	(29)	—	(4,730)	2,948		(50)		(33,289)	6,246
Foreign exchange contracts—net	23,907	467		(1,351)	100	(992)	—	(11,354)	13,546		(6,690)		17,633	16,333
Equity contracts—net	(7,019)	(401)		(20)	13	(3)	—	(301)	—		—		(7,731)	(923)
Commodity contracts—net	162	38		7	379	(379)	—	(85)	(583)		—		(461)	38
Credit derivatives—net	396	614		10	—	—	—	220	—		—		1,240	604
Investment securities:
Securities available-for-sale	1,673,387	510	(3)	(2,163)	114,994	—	(10,931)	(175,974)	106,124		(1,328,225)		377,722	(4,531	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		(1,031)	26,310	—	(31)	(1,737)	—		—		154,231	—
Corporate bonds	1,460,489	(158)		(1,472)	11,370	—	(10,820)	(130,962)	106,124	(6)	(1,328,225	)(6)(7)	106,346	(4,506)
Residential mortgage-backed securities	22,351	(15)		58	4,500	—	—	(2,777)	—		—		24,117	(1)
Commercial mortgage-backed securities	3,802	76		99	—	—	—	(2,481)	—		—		1,496	—
Asset-backed securities	54,947	652		1,294	7,673	—	—	(38,017)	—		—		26,549	21
Other debt securities	964	(43)		(1,113)	65,141	—	—	—	—		—		64,949	(43)
Marketable equity securities	114	(2)		2	—	—	(80)	—	—		—		34	(2)
Other investment securities	32,321	(928	)(4)	15	193	—	(914)	—	—		(288)		30,399	(1,196	)(4)
Others	10,368	(194	)(4)	—	—	—	(211)	—	—		—		9,963	(194	)(4)

Total	¥2,765,275	¥688		¥(3,471)	¥409,644	¥(1,403)	¥(204,823)	¥(394,691)	¥153,972		¥(1,685,644)		¥1,039,547	¥971

Liabilities
Others	¥43,536	¥(11,290	)(4)	¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172	(4)

Total	¥43,536	¥(11,290)		¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172

	March 31, 2013	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥631,113	¥23,534	(2)	¥—	¥195,598	¥—	¥(125,353)	¥(110,538)	¥6,274		¥(54,765)		¥565,863	¥18,296	(2)
Debt securities
Foreign governments and official institutions bonds	96,255	2,368		—	35,950	—	(33,389)	(17,951)	1,523		(49,539)		35,217	600
Corporate bonds	77,089	1,009		—	39,108	—	(40,284)	(5,343)	4,665	(6)	(4,591	)(6)	71,653	1,098
Residential mortgage-backed securities	9,881	351		—	8,100	—	(10,821)	(514)	—		—		6,997	206
Asset-backed securities	396,071	17,048		—	109,573	—	(39,209)	(86,681)	—		(635)		396,167	15,048
Other debt securities	29,526	1,337		—	—	—	—	—	—		—		30,863	1,337
Equity securities	22,291	1,421		—	2,867	—	(1,650)	(49)	86		—		24,966	7
Trading derivatives—net	(20,466)	13,829	(2)	(2,140)	1,936	(2,386)	—	(4,900)	3,616		(2,956)		(13,467)	10,918	(2)
Interest rate contracts—net	(2,250)	4,089		174	117	—	—	(4,357)	70		101		(2,056)	3,673
Foreign exchange contracts—net	(16,806)	6,338		(2,183)	413	(850)	—	(386)	3,577		(3,057)		(12,954)	8,114
Equity contracts—net	1,381	5,187		27	253	(253)	—	(647)	—		—		5,948	942
Commodity contracts—net	(804)	(353)		(16)	1,153	(1,283)	—	359	(31)		—		(975)	150
Credit derivatives—net	(1,987)	(1,432)		(142)	—	—	—	131	—		—		(3,430)	(1,961)
Investment securities:
Securities available-for-sale	472,127	2,570	(3)	31,003	118,034	—	(1,061)	(120,410)	2,842		(10,273)		494,832	(771	)(3)
Debt securities
Foreign governments and official institutions bonds	148,722	—		1,120	4,134	—	—	(5,133)	—		—		148,843	—
Corporate bonds	92,846	3,025		(60)	5,019	—	(1,022)	(11,466)	2,842	(6)	(10,273	)(6)	80,911	(777)
Residential mortgage-backed securities	21,492	—		29	3,000	—	—	(2,331)	—		—		22,190	—
Commercial mortgage-backed securities	39	—		—	—	—	(39)	—	—		—		—	—
Asset-backed securities	102,250	(463)		10,655	79,819	—	—	(97,985)	—		—		94,276	10
Other debt securities	106,714	—		19,259	26,062	—	—	(3,424)	—		—		148,611	—
Marketable equity securities	64	8		—	—	—	—	(71)	—		—		1	(4)
Other investment securities	24,795	1,149	(4)	10	1,398	—	(1,120)	(2)	—		(867)		25,363	928	(4)
Others	8,418	1,170	(4)	—	157	—	(1,069)	—	—		—		8,676	1,170	(4)

Total	¥1,115,987	¥42,252		¥28,873	¥317,123	¥(2,386)	¥(128,603)	¥(235,850)	¥12,732		¥(68,861)		¥1,081,267	¥30,541

Liabilities
Others	¥121,932	¥(13,395	)(4)	¥(11,927)	¥—	¥221	¥—	¥(18,809)	¥—		¥(84)		¥128,582	¥(12,426	)(4)

Total	¥121,932	¥(13,395)		¥(11,927)	¥—	¥221	¥—	¥(18,809)	¥—		¥(84)		¥128,582	¥(12,426)

Notes:	(1)	Includes Trading securities under fair value option.
	(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits (losses)—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)

Certain private placement bonds issued by non-public companies which are accounted for as trading account securities amounted to ¥223,938 million and securities available-for-sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information About Level 3 Fair Value Measurements On A Recurring Basis [Table Text Block]

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥33,649	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~51.9%	36.0%
			Correlation between interest rates	41.3%~63.3%	62.1%
	19,699	Return on equity method	Probability of default	0.0%~8.0%	0.7%
			Recovery rate	25.0%~90.0%	56.2%
			Market-required return on capital	15.0%~17.0%	15.7%
Corporate bonds	62,788	Discounted cash flow	Probability of default	0.1%~14.2%	4.2%
			Recovery rate	15.0%~100.0%	44.9%
	1,986	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.5%~37.9%	35.2%
			Correlation between interest rates	63.3%	63.3%
	9,059	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	72,640	Discounted cash flow	Discount factor	1.0%~1.2%	1.1%
			Prepayment rate	6.2%~14.8%	8.8%
			Probability of default	0.0%~5.2%	4.9%
			Recovery rate	0.0%~76.0%	65.4%
	289,398	Internal model	Asset correlations	11.0%~14.0%	13.5%
			Discount factor	1.0%~4.8%	1.5%
			Prepayment rate	3.9%~38.3%	32.6%
			Probability of default	0.0%~84.6%	— (3)
			Recovery rate	53.6%~69.8%	67.5%
Other debt securities	29,526	Discounted cash flow	Liquidity premium	0.5%~0.8%	0.8%
	104,957	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.8%
			Market-required return on capital	15.0%~17.0%	16.5%

March 31, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,533)	Option model	Probability of default	0.3%~12.5%
			Correlation between interest rates	(0.1)%~97.6%
			Correlation between interest rate and foreign exchange rate	32.5%~60.2%
			Recovery rate	40.0%~51.0%
			Volatility	29.1%~58.3%
			Prepayment rate	0.0%~2.3%
Foreign exchange contracts—net	(16,806)	Option model	Probability of default	0.4%~14.2%
			Correlation between interest rates	28.2%~80.6%
			Correlation between interest rate and foreign exchange rate	22.2%~66.3%
			Correlation between underlying assets	44.1%~82.8%
			Recovery rate	40.0%~51.0%
Equity contracts—net	1,381	Option model	Correlation between interest rate and equity	10.6%~52.0%
Credit derivative contracts—net	(1,987)	Option model	Recovery rate	20.0%~36.8%
			Correlation between underlying assets	11.6%~88.2%

September 30, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥19,191	Monte Carlo method	Correlation between interest rate and foreign exchange rate	31.4%~49.3%	34.6%
			Correlation between interest rates	40.5%~59.5%	58.8%
	21,394	Return on equity method	Probability of default	0.3%~0.9%	0.5%
			Recovery rate	60.0%~80.0%	76.1%
			Market-required return on capital	10.0%	10.0%
Corporate bonds	73,465	Discounted cash flow	Probability of default	0.1%~13.9%	2.2%
			Recovery rate	14.0%~74.6%	41.7%
	2,663	Monte Carlo method	Correlation between interest rate and foreign exchange rate	31.4%~45.1%	34.6%
			Correlation between interest rates	52.5%~59.5%	59.0%
	9,083	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	83,155	Discounted cash flow	Discount factor	1.0%~1.1%	1.1%
			Prepayment rate	6.2%~15.2%	9.2%
			Probability of default	0.0%~5.1%	4.9%
			Recovery rate	0.0%~76.0%	66.8%
	354,170	Internal model	Asset correlations	11.0%~14.0%	13.6%
			Discount factor	1.0%~4.7%	1.3%
			Prepayment rate	4.1%~53.7%	46.6%
			Probability of default	0.0%~86.6%	— (3)
			Recovery rate	62.7%~73.2%	71.7%

September 30, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Other debt securities	30,863	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	146,541	Return on equity method	Probability of default	0.0%~8.0%	0.6%
			Recovery rate	25.0%~90.0%	64.4%
			Market-required return on capital	8.0%~10.0%	10.0%

September 30, 2013	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	(2,195)	Option model	Probability of default	0.2%~12.5%
			Correlation between interest rates	21.9%~97.6%
			Correlation between interest rate and foreign exchange rate	30.9%~49.3%
			Recovery rate	40.0%~48.0%
			Volatility	25.8%~40.0%
Foreign exchange contracts—net	(12,954)	Option model	Probability of default	0.9%~13.9%
			Correlation between interest rates	25.4%~76.5%
			Correlation between interest rate and foreign exchange rate	26.5%~69.9%
			Correlation between underlying assets	49.6%~85.0%
			Recovery rate	40.0%~48.0%
Equity contracts—net	5,948	Option model	Correlation between interest rate and equity	10.6%~50.0%
Credit derivative contracts—net	(3,430)	Option model	Recovery rate	37.0%
			Correlation between underlying assets	11.8%~88.2%

Notes:	(1)	The fair value as of March 31, 2013 and September 30, 2013 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instrument.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.

Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Table Text Block]

	March 31, 2013				September 30, 2013
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥6,466	¥6,466	¥—	¥—	¥3,575	¥3,575
Loans	11,757	18,236	351,584	381,577	8,853	16,087	333,048	357,988
Loans held for sale	—	—	4,104	4,104	—	549	14,247	14,796
Collateral dependent loans	11,757	18,236	347,480	377,473	8,853	15,538	318,801	343,192
Premises and equipment	—	—	8,938	8,938	—	—	3,202	3,202
Intangible assets	—	—	549	549	—	—	45	45
Other assets	17,105	—	16,340	33,445	15,138	—	4,291	19,429
Investments in equity method investees(1)	17,105	—	11,751	28,856	15,138	—	643	15,781
Other	—	—	4,589	4,589	—	—	3,648	3,648

Total	¥28,862	¥18,236	¥383,877	¥430,975	¥23,991	¥16,087	¥344,161	¥384,239

Note:	(1)	Includes investments valued at net asset value of ¥4,354 million and ¥1,795 million at March 31, 2013 and September 30, 2013, respectively. The unfunded commitments related to these investments are ¥1,603 million and ¥938 million at March 31, 2013 and September 30, 2013, respectively. These investments are private equity funds.

Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value [Table Text Block]

	Losses for the six months ended September 30,
	2012	2013
	(in millions)
Investment securities	¥1,706	¥2,625
Loans	68,782	28,141
Loans held for sale	1,029	70
Collateral dependent loans	67,753	28,071
Premises and equipment	3,189	1,032
Intangible assets	235	133
Other assets	13,564	2,988
Investments in equity method investees	12,208	2,377
Other	1,356	611

Total	¥87,476	¥34,919

Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected [Table Text Block]

	Six months ended September 30,
	2012			2013
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Receivables under resale agreements(1)	¥(1,789)	¥—	¥(1,789)	¥—	¥—	¥—
Trading account securities	214,225	(900,972)	(686,747)	(249,080)	781,965	532,885
Other assets	(188)	—	(188)	(235)	—	(235)

Total	¥212,248	¥(900,972)	¥(688,724)	¥(249,315)	¥781,965	¥532,650

Financial liabilities:
Other short-term borrowings(1)	¥1,191	¥—	¥1,191	¥706	¥—	¥706
Long-term debt(1)	(4,134)	—	(4,134)	23,032	—	23,032

Total	¥(2,943)	¥—	¥(2,943)	¥23,738	¥—	¥23,738

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected [Table Text Block]

	March 31, 2013			September 30, 2013
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥3,000	¥3,006	¥6	¥2,500	¥2,490	¥(10)

Total	¥3,000	¥3,006	¥6	¥2,500	¥2,490	¥(10)

Financial liabilities:
Long-term debt	¥650,382	¥564,845	¥(85,537)	¥678,259	¥611,358	¥(66,901)

Total	¥650,382	¥564,845	¥(85,537)	¥678,259	¥611,358	¥(66,901)

Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value [Table Text Block]

	March 31, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,619	¥3,619	¥3,619	¥—	¥—
Interest-earning deposits in other banks	8,112	8,112	—	8,112	—
Call loans and funds sold	619	619	—	619	—
Receivables under resale agreements	5,660	5,660	—	5,660	—
Receivables under securities borrowing transactions	2,615	2,615	—	2,615	—
Investment securities(1)	2,492	2,778	272	495	2,011
Loans, net of allowance for credit losses(2)	97,254	98,729	12	284	98,433
Other financial assets	5,132	5,132	—	5,132	—
Financial liabilities:
Deposits
Non-interest-bearing	¥18,810	¥18,810	¥—	¥18,810	¥—
Interest-bearing	129,420	129,480	—	129,480	—
Total deposits	148,230	148,290	—	148,290	—
Call money and funds purchased	4,011	4,011	—	4,011	—
Payables under repurchase agreements	15,700	15,700	—	15,700	—
Payables under securities lending transactions	3,993	3,993	—	3,993	—
Due to trust account	633	633	—	633	—
Other short-term borrowings	11,604	11,604	—	11,604	—
Long-term debt	11,622	11,980	—	11,969	11
Other financial liabilities	4,753	4,753	—	4,753	—

	September 30, 2013
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,484	¥3,484	¥3,484	¥—	¥—
Interest-earning deposits in other banks	15,496	15,496	—	15,496	—
Call loans and funds sold	633	633	—	633	—
Receivables under resale agreements	6,438	6,438	—	6,438	—
Receivables under securities borrowing transactions	2,671	2,671	—	2,671	—
Investment securities(1)	2,238	2,488	220	513	1,755
Loans, net of allowance for credit losses(2)	100,884	102,297	9	292	101,996
Other financial assets	7,124	7,124	—	7,124	—
Financial liabilities:
Deposits
Non-interest-bearing	¥19,938	¥19,938	¥—	¥19,938	¥—
Interest-bearing	132,920	132,965	—	132,965	—
Total deposits	152,858	152,903	—	152,903	—
Call money and funds purchased	3,458	3,458	—	3,458	—
Payables under repurchase agreements	20,348	20,348	—	20,348	—
Payables under securities lending transactions	3,147	3,147	—	3,147	—
Due to trust account	487	487	—	487	—
Other short-term borrowings	11,098	11,098	—	11,098	—
Long-term debt	12,103	12,395	—	12,395	—
Other financial liabilities	6,800	6,800	—	6,800	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.